SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- December 31, 1996

ASSETS:
  Investments in mutual funds:                         Shares         Cost         Value
                                                    ------------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........       966,416  $ 12,085,434  $ 13,977,972
    Massachusetts Investors Growth Stock Fund
     ("MIG")*.....................................       681,422     7,324,130     6,797,756
    MFS Total Return Fund ("MTR")*................     1,609,824    20,807,575    23,813,903
    MFS Growth Opportunities Fund ("MGO")*........     2,429,946    27,331,309    31,507,393
    MFS Research Fund ("MFR")*....................       462,597     6,244,045     8,568,891
    MFS Bond Fund ("MFB")*........................       494,800     6,643,122     6,545,152
    MFS Money Market Fund ("MCM").................     7,889,174     7,889,174     7,889,174
    MFS Government Money Market Fund ("MCG")......     1,384,357     1,384,357     1,384,357
    MFS High Income Fund ("MFH")*.................     1,655,686     8,461,078     8,844,864
    MFS World Governments Fund ("MWG")*...........       244,980     2,872,725     2,767,578
    MFS Emerging Growth Fund ("MEG")*.............       541,628     9,656,872    16,408,248
                                                                  ------------  ------------
                                                                  $110,699,821  $128,505,288
                                                                  ------------
                                                                  ------------


LIABILITIES:

  Payable to sponsor..........................................................        19,311
                                                                                ------------
        Net assets............................................................  $128,485,977
                                                                                ------------
                                                                                ------------

                                                    Applicable to Owners of
                                                   Deferred Variable Annuity
                                                           Contracts                Reserve for
                                               ----------------------------------    Variable
NET ASSETS OF CONTRACT OWNERS:                  Units   Unit Value      Value        Annuities        Total
                                               -------  ----------   ------------  -------------   ------------
    MIT......................................  211,924   $65.4965    $ 13,878,043    $   109,298   $ 13,987,341
    MIG......................................  137,226    48.9432       6,713,830         90,338      6,804,168
    MTR......................................  445,574    52.6180      23,422,668        281,208     23,703,876
    MGO......................................  752,698    41.5395      31,409,730        154,599     31,564,329
    MFR......................................  143,843    59.3112       8,533,053         45,692      8,578,745
    MFB......................................  186,637    34.3871       6,496,679         55,133      6,551,812
    MCM......................................  401,141    19.5956       7,857,887         30,743      7,888,630
    MCG......................................   73,345    18.8643       1,383,240          1,238      1,384,478
    MFH......................................  229,079    38.2245       8,737,289        136,372      8,873,661
    MWG......................................   70,278    38.3007       2,691,523         33,466      2,724,989
    MEG......................................  321,077    50.8597      16,329,244         94,704     16,423,948
                                                                     ------------  -------------   ------------
        Net assets................................................   $127,453,186    $ 1,032,791   $128,485,977
                                                                     ------------  -------------   ------------
                                                                     ------------  -------------   ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1996

                                                         MIT         MIG         MTR          MGO         MFR         MFB
                                                        Sub-         Sub-        Sub-        Sub-         Sub-        Sub-
                                                       Account     Account     Account      Account     Account     Account
                                                     -----------  ----------  ----------  -----------  ----------  ----------
Income and expenses:
  Dividend income and capital gain distributions
   received........................................  $ 1,360,768  $1,613,641  $2,584,561  $ 3,410,898  $  421,247  $  503,122
  Mortality and expense risk charges...............      167,768      91,871     300,949      393,921     107,599      89,184
                                                     -----------  ----------  ----------  -----------  ----------  ----------
      Net investment income........................  $ 1,193,000  $1,521,770  $2,283,612  $ 3,016,977  $  313,648  $  413,938
                                                     -----------  ----------  ----------  -----------  ----------  ----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales............................  $ 1,776,789  $2,466,325  $3,990,956  $ 4,161,499  $1,752,819  $1,873,338
    Cost of investments sold.......................    1,726,389   2,073,433   3,121,561    3,474,538   1,041,985   2,032,173
                                                     -----------  ----------  ----------  -----------  ----------  ----------
      Net realized gains (losses)..................  $    50,400  $  392,892  $  869,395  $   686,961  $  710,834  $ (158,835)
                                                     -----------  ----------  ----------  -----------  ----------  ----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year....................................  $ 1,892,538  $ (526,374) $3,006,328  $ 4,176,084  $2,324,846  $  (97,970)
    Beginning of year..............................      296,421       9,941   3,270,426    2,314,275   1,679,172      15,221
                                                     -----------  ----------  ----------  -----------  ----------  ----------
      Change in unrealized appreciation
       (depreciation)..............................  $ 1,596,117  $ (536,315) $ (264,098) $ 1,861,809  $  645,674  $ (113,191)
                                                     -----------  ----------  ----------  -----------  ----------  ----------
  Realized and unrealized gains (losses)...........  $ 1,646,517  $ (143,423) $  605,297  $ 2,548,770  $1,356,508  $ (272,026)
                                                     -----------  ----------  ----------  -----------  ----------  ----------
  Increase in net assets from operations...........  $ 2,839,517  $1,378,347  $2,888,909  $ 5,565,747  $1,670,156  $  141,912
                                                     -----------  ----------  ----------  -----------  ----------  ----------
                                                     -----------  ----------  ----------  -----------  ----------  ----------

                                                          MCM        MCG        MFH         MWG        MEG
                                                          Sub-       Sub-       Sub-       Sub-        Sub-
                                                        Account    Account    Account     Account    Account       Total
                                                       ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received..........................................  $  333,700  $ 75,667  $  776,979  $  75,412  $  200,183  $11,356,178
  Mortality and expense risk charges.................  $   93,240  $ 21,782  $  113,895  $  36,819  $  227,265  $ 1,644,293
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (expense)................  $  240,460  $ 53,885  $  663,084  $  38,593  $  (27,082) $ 9,711,885
                                                       ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $3,838,287  $836,694  $2,506,867  $ 795,055  $3,756,989  $27,755,618
    Cost of investments sold.........................   3,838,287   836,694   2,454,610    903,141   1,964,209   23,467,020
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses)....................  $   --      $  --     $   52,257  $(108,086) $1,792,780  $ 4,288,598
                                                       ----------  --------  ----------  ---------  ----------  -----------
Net unrealized appreciation (depreciation) on
investments:
    End of year......................................  $   --      $  --     $  383,786  $(105,147) $6,751,376  $17,805,467
    Beginning of year................................      --         --        161,693   (280,006)  6,409,399   13,876,542
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
       (depreciation)................................  $   --      $  --     $  222,093  $ 174,859  $  341,977  $ 3,928,925
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Realized and unrealized gains......................  $   --      $  --     $  274,350  $  66,773  $2,134,757  $ 8,217,523
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Increase in net assets from operations.............  $  240,460  $ 53,885  $  937,434  $ 105,366  $2,107,675  $17,929,408
                                                       ----------  --------  ----------  ---------  ----------  -----------
                                                       ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                         MIT                              MIG                      MTR
                                                     Sub-Account                      Sub-Account              Sub-Account
                                           -------------------------------   ------------------------------   --------------
                                                     Year Ended                        Year Ended               Year Ended
                                                    December 31,                      December 31,             December 31,
                                           -------------------------------   ------------------------------   --------------
                                                1996             1995             1996            1995             1996
                                           --------------   --------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income..................   $   1,193,000    $     992,999    $   1,521,770    $    897,494    $   2,283,612
  Net realized gains (losses)............          50,400          (65,122)         392,892          94,187          869,395
  Net unrealized gains (losses)..........       1,596,117        2,424,177         (536,315)        616,173         (264,098)
                                           --------------   --------------   --------------   -------------   --------------
      Increase in net assets from
       operations........................   $   2,839,517    $   3,352,054    $   1,378,347    $  1,607,854    $   2,888,909
                                           --------------   --------------   --------------   -------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........   $     336,122    $     369,642    $     205,998    $    179,962    $     528,206
    Net transfers between Sub-Accounts
     and
     Fixed Account.......................          88,376          632,110         (203,622)        129,225         (145,482)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges.............................      (1,397,434)      (1,247,573)      (2,057,962)       (602,589)      (3,143,002)
                                           --------------   --------------   --------------   -------------   --------------
      Net accumulation activity..........   $    (972,936)   $    (245,821)   $  (2,055,586)   $   (293,402)   $  (2,760,278)
                                           --------------   --------------   --------------   -------------   --------------
  Annuitization activity:
    Annuitizations.......................   $      33,004    $       6,637    $    --          $     16,780    $       8,227
    Annuity payments and contract
     charges.............................         (17,495)         (10,426)          (3,060)        (10,536)          (8,688)
    Adjustments to annuity reserve.......          11,899             (896)           1,203             334          (41,600)
                                           --------------   --------------   --------------   -------------   --------------
      Net annuitization activity.........   $      27,408    $      (4,685)   $      (1,857)   $      6,578    $     (42,061)
                                           --------------   --------------   --------------   -------------   --------------
  Decrease in net assets from contract
   owner transactions....................   $    (945,528)   $    (250,506)   $  (2,057,443)   $   (286,824)   $  (2,802,339)
                                           --------------   --------------   --------------   -------------   --------------
    Increase (decrease) in net assets....   $   1,893,989    $   3,101,548    $    (679,096)   $  1,321,030)   $      86,570

NET ASSETS:
  Beginning of year......................      12,093,352        8,991,804        7,483,264       6,162,234       23,617,306
                                           --------------   --------------   --------------   -------------   --------------
  End of year............................   $  13,987,341    $  12,093,352    $   6,804,168    $  7,483,264    $  23,703,876
                                           --------------   --------------   --------------   -------------   --------------
                                           --------------   --------------   --------------   -------------   --------------


                                                1995
                                           --------------
OPERATIONS:
  Net investment income..................   $   1,805,498
  Net realized gains (losses)............         847,811
  Net unrealized gains (losses)..........       2,464,418
                                           --------------
      Increase in net assets from
       operations........................   $   5,117,727
                                           --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........   $     632,542
    Net transfers between Sub-Accounts
     and
     Fixed Account.......................        (573,277)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges.............................      (3,299,740)
                                           --------------
      Net accumulation activity..........   $  (3,240,475)
                                           --------------
  Annuitization activity:
    Annuitizations.......................   $      16,421
    Annuity payments and contract
     charges.............................         (33,654)
    Adjustments to annuity reserve.......         (16,418)
                                           --------------
      Net annuitization activity.........   $     (33,651)
                                           --------------
  Decrease in net assets from contract
   owner transactions....................   $  (3,274,126)
                                           --------------
    Increase (decrease) in net assets....   $   1,843,601
NET ASSETS:
  Beginning of year......................      21,773,705
                                           --------------
  End of year............................   $  23,617,306
                                           --------------
                                           --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                          MGO                              MFR                      MFB
                                                      Sub-Account                      Sub-Account              Sub-Account
                                            -------------------------------   ------------------------------   -------------
                                                      Year Ended                        Year Ended              Year Ended
                                                     December 31,                      December 31,            December 31,
                                            -------------------------------   ------------------------------   -------------
                                                 1996             1995            1996             1995            1996
                                            --------------   --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income...................   $   3,016,977    $   3,299,790    $    313,648    $     379,798    $    413,938
  Net realized gains (losses).............         686,961          510,987         710,834          329,788        (158,835)
  Net unrealized gains (losses)...........       1,861,809        3,975,183         645,674        1,571,031        (113,191)
                                            --------------   --------------   -------------   --------------   -------------
      Increase in net assets from
       operations.........................   $   5,565,747    $   7,785,960    $  1,670,156    $   2,280,617    $    141,912
                                            --------------   --------------   -------------   --------------   -------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............   $     446,789    $     453,315    $    143,449    $     135,168    $    155,303
    Net transfers between Sub-Accounts and
     Fixed Account........................        (284,146)         (83,265)        382,929         (299,560)         32,233
    Withdrawals, surrenders,
     annuitizations, and contract
     charges..............................      (3,282,766)      (4,010,089)     (1,327,739)      (1,142,203)     (1,500,550)
                                            --------------   --------------   -------------   --------------   -------------
      Net accumulation activity...........   $  (3,120,123)   $  (3,640,039)   $   (801,361)   $  (1,306,595)   $ (1,313,014)
                                            --------------   --------------   -------------   --------------   -------------
  Annuitization activity:
    Annuitizations........................   $       4,584    $      17,843    $   --          $      13,047    $   --
    Annuity payments and contract
     charges..............................         (30,270)         (17,899)           (662)          (3,401)         (8,224)
    Adjustments to annuity reserve........          17,719            8,499          10,666           (1,016)          1,076
                                            --------------   --------------   -------------   --------------   -------------
      Net annuitization activity..........   $      (7,967)   $       8,443    $     10,004    $       8,630    $     (7,148)
                                            --------------   --------------   -------------   --------------   -------------
  Decrease in net assets from contract
   owner transactions.....................   $  (3,128,090)   $  (3,631,596)   $   (791,357)   $  (1,297,965)   $ (1,320,162)
                                            --------------   --------------   -------------   --------------   -------------
    Increase (decrease) in net assets.....   $   2,437,657    $   4,154,364    $    878,799    $     982,652    $ (1,178,250)

NET ASSETS:
  Beginning of year.......................      29,126,672       24,972,308       7,699,946        6,717,294       7,730,062
                                            --------------   --------------   -------------   --------------   -------------
  End of year.............................   $  31,564,329    $  29,126,672    $  8,578,745    $   7,699,946    $  6,551,812
                                            --------------   --------------   -------------   --------------   -------------
                                            --------------   --------------   -------------   --------------   -------------


                                                1995
                                            -------------
OPERATIONS:
  Net investment income...................   $    446,610
  Net realized gains (losses).............        (88,404)
  Net unrealized gains (losses)...........        939,231
                                            -------------
      Increase in net assets from
       operations.........................   $  1,297,437
                                            -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............   $    149,502
    Net transfers between Sub-Accounts and
     Fixed Account........................        633,442
    Withdrawals, surrenders,
     annuitizations, and contract
     charges..............................       (990,064)
                                            -------------
      Net accumulation activity...........   $   (207,120)
                                            -------------
  Annuitization activity:
    Annuitizations........................   $   --
    Annuity payments and contract
     charges..............................         (7,848)
    Adjustments to annuity reserve........          1,914
                                            -------------
      Net annuitization activity..........   $     (5,934)
                                            -------------
  Decrease in net assets from contract
   owner transactions.....................   $   (213,054)
                                            -------------
    Increase (decrease) in net assets.....   $  1,084,383
NET ASSETS:
  Beginning of year.......................      6,645,679
                                            -------------
  End of year.............................   $  7,730,062
                                            -------------
                                            -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MCM                              MCG                             MFH
                                          Sub-Account                      Sub-Account                     Sub-Account
                                 ------------------------------   -----------------------------   ------------------------------
                                           Year Ended                      Year Ended                       Year Ended
                                          December 31,                    December 31,                     December 31,
                                 ------------------------------   -----------------------------   ------------------------------
                                     1996             1995            1996            1995            1996             1995
                                 -------------   --------------   -------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income........   $  240,460      $   293,849      $   53,885      $   84,729      $  663,084      $   724,913
  Net realized gains...........      --               --              --              --               52,257          150,663
  Net unrealized gains.........      --               --              --              --              222,093          581,065
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Increase in net assets
       from operations.........   $  240,460      $   293,849      $   53,885      $   84,729      $  937,434      $ 1,456,641
                                 -------------   --------------   -------------   -------------   -------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received..................   $  136,550      $   238,984      $   80,866      $   66,406      $  121,432      $   221,528
    Net transfers between Sub-
     Accounts and Fixed
     Account...................    1,635,082         (301,095)       (278,103)       (259,690)       (411,820)        (211,934)
    Withdrawals, surrenders,
     annuitizations, and
     contract charges..........   (1,188,558)      (1,961,874)       (449,456)       (364,427)       (968,697)      (2,451,712)
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Net accumulation
       activity................   $  583,074      $(2,023,985)     $ (646,693)     $ (557,711)     $(1,259,085)    $(2,442,118)
                                 -------------   --------------   -------------   -------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $  --           $   --           $  --           $  --           $  --           $   --
    Annuity payments and
     contract charges..........       (4,013)          (4,026)           (196)           (196)        (21,880)         (19,590)
    Adjustments to annuity
     reserve...................          543              464              67              62            (927)          (5,594)
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Net annuitization
       activity................   $   (3,470)     $    (3,562)     $     (129)     $     (134)     $  (22,807)     $   (25,184)
                                 -------------   --------------   -------------   -------------   -------------   --------------
  Increase (decrease) in net
   assets from contract owner
   transactions................   $  579,604      $(2,027,547)     $ (646,822)     $ (557,845)     $(1,281,892)    $(2,467,302)
                                 -------------   --------------   -------------   -------------   -------------   --------------
    Increase (decrease) in net
     assets....................   $  820,064      $(1,733,698)     $ (592,937)     $ (473,116)     $ (344,458)     $(1,010,661)

NET ASSETS:
  Beginning of year............    7,068,566        8,802,264       1,977,415       2,450,531       9,218,119       10,228,780
                                 -------------   --------------   -------------   -------------   -------------   --------------
  End of year..................   $7,888,630      $ 7,068,566      $1,384,478      $1,977,415      $8,873,661      $ 9,218,119
                                 -------------   --------------   -------------   -------------   -------------   --------------
                                 -------------   --------------   -------------   -------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MWG                              MEG
                                          Sub-Account                      Sub-Account                          Total
                                 -----------------------------   -------------------------------   -------------------------------
                                          Year Ended                       Year Ended                        Year Ended
                                         December 31,                     December 31,                      December 31,
                                 -----------------------------   -------------------------------   -------------------------------
                                     1996            1995             1996             1995             1996             1995
                                 -------------   -------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (expense)...................   $   38,593      $  351,401      $   (27,082)     $  (185,410)     $  9,711,885     $  9,091,671
  Net realized gains
   (losses)....................     (108,086)        (49,998)       1,792,780          529,814         4,288,598        2,259,726
  Net unrealized gains.........      174,859         132,378          341,977        4,423,528         3,928,925       17,127,184
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Increase in net assets
       from operations.........   $  105,366      $  433,781      $ 2,107,675      $ 4,767,932      $ 17,929,408     $ 28,478,581
                                 -------------   -------------   --------------   --------------   --------------   --------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received..................   $   32,241      $   56,089      $   413,103      $   313,173      $  2,600,059     $  2,816,311
    Net transfers between Sub-
     Accounts and Fixed
     Account...................     (103,978)         (8,929)        (785,333)         252,941           (73,864)         (90,032)
    Withdrawals, surrenders,
     annuitizations, and
     contract charges..........     (400,559)       (694,187)      (2,122,298)      (1,159,186)      (17,839,021)     (17,923,644)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net accumulation
       activity................   $ (472,296)     $ (647,027)     $(2,494,528)     $  (593,072)     $(15,312,826)    $(15,197,365)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $  --           $   19,499      $   --           $   --           $     45,815     $     90,227
    Annuity payments and
     contract charges..........       (7,791)         (5,171)         (19,817)         (15,686)         (122,096)        (128,433)
    Adjustments to annuity
     reserve...................       (2,303)         (5,384)           1,874            5,819               217          (12,216)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net annuitization
       activity................   $  (10,094)     $    8,944      $   (17,943)     $    (9,867)     $    (76,064)    $    (50,422)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   contract owner
   transactions................   $ (482,390)     $ (638,083)     $(2,512,471)     $  (602,939)     $(15,388,890)    $(15,247,787)
                                 -------------   -------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
     assets....................   $ (377,024)     $ (204,302)     $  (404,796)     $ 4,164,993      $  2,540,518     $ 13,230,794

NET ASSETS:
  Beginning of year............    3,102,013       3,306,315       16,828,744       12,663,751       125,945,459      112,714,665
                                 -------------   -------------   --------------   --------------   --------------   --------------
  End of year..................   $2,724,989      $3,102,013      $16,423,948      $16,828,744      $128,485,977     $125,945,459
                                 -------------   -------------   --------------   --------------   --------------   --------------
                                 -------------   -------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), a subsidiary of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                   MIT                   MIG                   MTR                   MGO              MFR
                               Sub-Account           Sub-Account           Sub-Account           Sub-Account       Sub-Account
                           --------------------  --------------------  --------------------  --------------------  ---------
                                                                                                                     Year
                                                                                                                     Ended
                                Year Ended            Year Ended            Year Ended            Year Ended       December
                               December 31,          December 31,          December 31,          December 31,         31,
                           --------------------  --------------------  --------------------  --------------------  ---------

                             1996       1995       1996       1995       1996       1995       1996       1995       1996
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding,
 beginning of year.......    228,398    233,419    183,386    191,666    502,308    580,826    835,555    952,138    158,916
  Units purchased........      5,745      8,255      4,638      5,027     10,862     15,382     11,777     15,050      2,691
  Units transferred
   between Sub-Accounts
   and Fixed Account.....      1,726     14,317     (4,521)     3,509     (2,602)   (13,411)    (8,450)    (3,016)     6,223
  Units withdrawn,
   surrendered and
   annuitized............    (23,945)   (27,593)   (46,277)   (16,816)   (64,994)   (80,489)   (86,184)  (128,617)   (23,987)
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of
 year....................    211,924    228,398    137,226    183,386    445,574    502,308    752,698    835,555    143,843
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                              MFB
                                          Sub-Account
                                      --------------------

                                           Year Ended
                                          December 31,
                                      --------------------
                             1995       1996       1995
                           ---------  ---------  ---------
Units outstanding,
 beginning of year.......    189,988    226,571    233,449
  Units purchased........      3,374      4,694      4,911
  Units transferred
   between Sub-Accounts
   and Fixed Account.....     (7,419)       970     19,907
  Units withdrawn,
   surrendered and
   annuitized............    (27,027)   (45,598)   (31,696)
                           ---------  ---------  ---------
Units outstanding, end of
 year....................    158,916    186,637    226,571
                           ---------  ---------  ---------
                           ---------  ---------  ---------

                                                   MCM                      MCG                       MFH                 MWG
                                               Sub-Account              Sub-Account               Sub-Account         Sub-Account
                                          ----------------------  ------------------------  ------------------------  -----------
                                                                                                                      Year Ended
                                                Year Ended               Year Ended                Year Ended          December
                                               December 31,             December 31,              December 31,            31,
                                          ----------------------  ------------------------  ------------------------  -----------

                                             1996        1995        1996         1995         1996         1995         1996
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of year....     371,369     480,850     108,206      139,248      264,391      339,549       83,177
  Units purchased.......................       7,091      12,892       4,338        3,707        3,422        7,012          882
  Units transferred between Sub-Accounts
   and Fixed Account....................      84,305     (16,523)    (14,954)     (14,383)     (11,805)      (6,198)      (2,797)
  Units withdrawn, surrendered and
   annuitized...........................     (61,624)   (105,850)    (24,245)     (20,366)     (26,929)     (75,972)     (10,984)
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
Units outstanding, end of year..........     401,141     371,369      73,345      108,206      229,079      264,391       70,278
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------
                                          -----------  ---------  -----------  -----------  -----------  -----------  -----------

                                                                 MEG
                                                             Sub-Account
                                                       ------------------------

                                                              Year Ended
                                                             December 31,
                                                       ------------------------
                                             1995         1996         1995
                                          -----------  -----------  -----------
Units outstanding, beginning of year....     101,661      372,726      390,605
  Units purchased.......................       1,602        8,398        8,332
  Units transferred between Sub-Accounts
   and Fixed Account....................        (229)     (16,860)       5,480
  Units withdrawn, surrendered and
   annuitized...........................     (19,857)     (43,187)     (31,691)
                                          -----------  -----------  -----------
Units outstanding, end of year..........      83,177      321,077      372,726
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the Variable Account) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

COMPASS-I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
    and Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, please call toll free:
1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m.
Eastern time any business day.

                                     [LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 1996

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA